ENTITY-WIDE DISCLOSURES (Major customers as a percentage of net sales) (Details)	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Customer A
Disclosure of major customers [line items]
Percentage of total net sales	13.10%	13.80%
Customer B
Disclosure of major customers [line items]
Percentage of total net sales	12.30%	18.60%
Customer C
Disclosure of major customers [line items]
Percentage of total net sales	10.40%	6.90%